Interbank Borrowings (Details) - Schedule of loans from chilean central bank - Loans From Chilean Central Bank [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interbank Borrowings (Details) - Schedule of loans from chilean central bank [Line Items]
Interbank borrowings	$ 4,959,260
Due Within 1 Year [Member]
Interbank Borrowings (Details) - Schedule of loans from chilean central bank [Line Items]
Interbank borrowings
Due within 1 and 2 year [Member]
Interbank Borrowings (Details) - Schedule of loans from chilean central bank [Line Items]
Interbank borrowings	1,104,759
Due within 2 and 3 year [Member]
Interbank Borrowings (Details) - Schedule of loans from chilean central bank [Line Items]
Interbank borrowings
Due within 3 and 4 year [Member]
Interbank Borrowings (Details) - Schedule of loans from chilean central bank [Line Items]
Interbank borrowings	3,854,501
Due after 5 years [Member]
Interbank Borrowings (Details) - Schedule of loans from chilean central bank [Line Items]
Interbank borrowings